Reserves For Losses (Tables)	12 Months Ended
Dec. 31, 2012
Reserves For Losses Tables [Abstract]
Changes in the cardmember receivable reserve for losses

The following table presents changes in the cardmember receivables reserve for losses for the years ended December 31:

(Millions)	2012	2011	2010
Balance, January 1	$438	$386	$546
Additions:
Provisions(a)	601	603	439
Other(b)	141	167	156
Total provision	742	770	595
Deductions:
Net write-offs(c)	(640)	(560)	(598)
Other(d)	(112)	(158)	(157)
Balance, December 31	$428	$438	$386

  Provisions for principal (resulting from authorized transactions) and fee reserve components.
  Provisions for unauthorized transactions.
  Consists of principal (resulting from authorized transactions) and fee components, less recoveries of $383 million, $349 million and $357 million for 2012, 2011 and 2010, respectively.
  Includes net write-offs resulting from unauthorized transactions of $(141) million, $(161) million and $(148) million for the years ended December 31, 2012, 2011 and 2010, respectively; foreign currency translation adjustments of $2 million, $(2) million and $1 million for the years ended December 31, 2012, 2011 and 2010, respectively; cardmember bankruptcy reserves of $18 million, nil and nil for the years ended December 31, 2012, 2011 and 2010, respectively; and other items of $9 million, $5 million and $(10) million for the years ended December 31, 2012, 2011 and 2010, respectively. Cardmember bankruptcy reserves were classified as other liabilities in prior periods.

Cardmember receivables and related reserves evaluated separately and collectively for impairment

The following table presents cardmember receivables evaluated individually and collectively for impairment and related reserves as of December 31:

(Millions)	2012	2011	2010
Cardmember receivables evaluated
individually for impairment(a)	$117	$174	$114
Related reserves(a)	$91	$118	$63
Cardmember receivables evaluated
collectively for impairment	$42,649	$40,716	$37,152
Related reserves	$337	$320	$323

  Represents receivables modified in a TDR and related reserves. Refer to the Impaired Loans and Receivables discussion in Note 4 for further information.

Changes in the cardmember loans reserve for losses

The following table presents changes in the cardmember loans reserve for losses for the years ended December 31:

(Millions)	2012	2011	2010
Balance, January 1	$1,874	$3,646	$3,268
Reserves established for
consolidation of a variable
interest entity(a)	―	―	2,531
Total adjusted balance, January 1	1,874	3,646	5,799
Additions:
Provisions(b)	1,031	145	1,445
Other(c)	118	108	82
Total provision	1,149	253	1,527
Deductions:
Net write-offs
Principal(d)	(1,280)	(1,720)	(3,260)
Interest and fees(d)	(157)	(201)	(359)
Other(e)	(115)	(104)	(61)
Balance, December 31	$1,471	$1,874	$3,646

  Represents the establishment of cardmember reserves for losses for cardmember loans issued by the American Express Credit Account Master Trust (the Lending Trust) for the securitized loan portfolio that was consolidated under accounting guidance for consolidation of VIEs effective January 1, 2010. The establishment of the $2.5 billion reserve for losses for the securitized loan portfolio was determined by applying the same methodology as is used for the Company's unsecuritized loan portfolio. There was no incremental reserve required nor were any charge-offs recorded in conjunction with the consolidation of the Lending Trust.
  Provisions for principal (resulting from authorized transactions), interest and fee reserves components.
  Provisions for unauthorized transactions.
  Consists of principal write-offs (resulting from authorized transactions), less recoveries of $493 million, $578 million and $568 million for the years ended December 2012, 2011 and 2010, respectively. Recoveries of interest and fees were de minimis.
  Includes net write-offs resulting from unauthorized transactions of $(116) million, $(103) million and $(78) million for the years ended December 31, 2012, 2011 and 2010, respectively; foreign currency translation adjustments of $7 million, $(2) million and $23 million for the years ended December 31, 2012, 2011 and 2010, respectively; cardmember bankruptcy reserves of $4 million, nil and nil for the years ended December 31, 2012, 2011 and 2010, respectively; and other items of $(10) million, $1 million and $(6) million for the years ended December 31, 2012, 2011 and 2010, respectively. Cardmember bankruptcy reserves were classified as other liabilities in prior periods.

Cardmember loans and related reserves evaluated separately and collectively for impairment

The following table presents cardmember loans evaluated individually and collectively for impairment and related reserves as of December 31:

(Millions)	2012	2011	2010
Cardmember loans evaluated
individually for impairment(a)	$633	$744	$1,087
Related reserves(a)	$153	$176	$279
Cardmember loans evaluated
collectively for impairment(b)	$64,596	$61,877	$59,763
Related reserves(b)	$1,318	$1,698	$3,367

  Represents loans modified in a TDR and related reserves. Refer to the Impaired Loans and Receivables discussion in Note 4 for further information.
  Represents current loans and loans less than 90 days past due, loans over 90 days past due and accruing interest, and non-accrual loans and related reserves. The reserves include the results of analytical models that are specific to individual pools of loans and reserves for external environmental factors that apply to loans in geographic markets that are collectively evaluated for impairment and are not specific to any individual pool of loans.